Average Annual Total Returns{- Fidelity® Limited Term Government Fund} - 11.30 Fidelity Limited Term Government Fund - PRO-08 - Fidelity® Limited Term Government Fund	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 1 year	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 5 years	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 10 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 1 year	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 5 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 10 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 10 years	LB069 Past 1 year	LB069 Past 5 years	LB069 Past 10 years
Total	(1.46%)	1.56%	1.08%	(1.66%)	1.05%	0.65%	(0.87%)	0.97%	0.65%	(1.18%)	1.90%	1.35%